Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 1,189
Ending Balance	851	£ 1,189
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,122	1,636
Additions	65	381
Re-measurement	4	115
Disposals	(6)
Effect of foreign currency exchange differences	2	(10)
Ending Balance	2,187	2,122
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(933)	(527)
Charge for the year	407	412
Disposals	6
Effect of foreign currency exchange differences	2	(6)
Ending Balance	(1,336)	(933)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	634
Ending Balance	372	634
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,087	982
Re-measurement	4	115
Effect of foreign currency exchange differences	2	(10)
Ending Balance	1,093	1,087
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(453)	(191)
Charge for the year	266	268
Effect of foreign currency exchange differences	2	(6)
Ending Balance	(721)	(453)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	105
Ending Balance	130	105
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	326	236
Additions	59	90
Disposals	(6)
Ending Balance	379	326
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(221)	(160)
Charge for the year	34	61
Disposals	6
Ending Balance	(249)	(221)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	450
Ending Balance	349	450
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	709	418
Additions	6	291
Ending Balance	715	709
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(259)	(176)
Charge for the year	107	83
Ending Balance	£ (366)	£ (259)